Financial Assets and Financial Liabilities - USD Denominated Assets and Liabilities Represented in RUB (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Current assets	₽ 72,140	₽ 67,462
Trade and other receivables	17,612	18,762
Cash and cash equivalents	1,803	2,452	₽ 1,689	₽ 3,079
Current liabilities	(476,195)	(484,148)
Trade and other payables	(34,800)	(33,469)
Short-term finance lease liabilities	(5,880)	(7,476)
Currency risk [member] | U.S. dollars [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Current assets	157	829
Trade and other receivables	27	111
Cash and cash equivalents	130	718
Current liabilities	(54,954)	(118,677)
Short-term loans and borrowings	(51,732)	(112,277)
Trade and other payables	₽ (3,222)	(5,614)
Short-term finance lease liabilities		₽ (786)